Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023		Oct. 31, 2022
Disclosure of Other Assets [line items]
Accrued interest receivable	$ 4,213	$ 3,502
Precious metals	4,195	2,481
Brokers' client accounts	7,967	7,452
Current tax receivable	2,611	2,729
Other prepayments	588	607
Derivative collateral receivable	7,067	6,846
Accounts receivable	1,238	851
Other	1,605	2,136
Total	30,862	27,659	[1]	$ 35,153
Other assets [member]
Disclosure of Other Assets [line items]
Defined benefit asset (Note 17)	$ 1,378	$ 1,055

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.